FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
Summary of available-for-sale securities

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(in thousands)
Equity Securities:
September 30, 2011	$129,183	$203,486	$—	$332,669
September 30, 2010	$129,183	$174,025	$—	$303,208

Summary of assets measured at fair value on a recurring basis

The following table summarizes our assets and liabilities measured at fair value on a recurring basis presented in our Consolidated Balance Sheets as of September 30, 2011:

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(in thousands)
Assets:
Cash and cash equivalents	$364,246	$364,246	$ —	$—
Investments	332,669	332,669	—	—
Other current assets	23,544	23,294	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$722,459	$722,209	$250	$—

Summary of supplemental fair value information about long-term fixed-rate debt

September 30,	2011	2010
	(in thousands)
Carrying value of long-term fixed-rate debt	$350.0	$350.0
Fair value of long-term fixed-rate debt	$376.9	$382.9